Organization and Nature of Operations (Tables)	6 Months Ended
Jun. 30, 2024
Organization and Nature of Operations [Abstract]
Schedule of Consolidated VIE and Subsidiaries	The Company includes the following subsidiaries and the consolidated VIE and the subsidiaries of the VIE in the consolidated financial statements as if the current corporate structure (“restructuring” or “reorganization”) had been in existence throughout the periods presented (see “Reorganization under common control through VIE structure” below):
Name	Date of Organization	Place of Organization
Subsidiaries
Hongli Hong Kong Limited (“Hongli HK”)	March 5, 2021	Hong Kong SAR
Shandong Xiangfeng Heavy Industry Co., Ltd. (“WFOE”)	April 8, 2021	People’s Republic of China(“PRC”)
VIE and Its Subsidiaries
Shandong Hongli Special Section Tube Co., Ltd., (“Hongli Shandong”)	September 13, 1999	PRC
Shandong Maituo Heavy Industry Co., Ltd. (“Maituo”) (1)	May 23, 2019	PRC
Shandong Haozhen Heavy Industry Co., Ltd. (“Haozhen Shandong”) (2)	September 18, 2020	PRC
(1)	Wholly owned subsidiary of Hongli Shandong
(2)	Haozhen Shandong was jointly established by Hongli Shandong and Sungda Tech Co., Ltd., with Sungda Tech holding a 30 % ownership interest in Haozhen Shandong. As of June 30, 2024, Haozhen had not commenced operations, and no portion of income or loss was attributable to the noncontrolling interest in the subsidiary. Therefore, no noncontrolling interest was reported in the unaudited condensed consolidated financial statements for the six months ended June 30, 2024, and December 31, 2023.

Schedule of Consolidated Financial Information of the VIE and VIE’s Subsidiaries	The following information of the VIE and VIE’s subsidiaries as a whole as of June 30, 2024 and December 31, 2023 were included in the accompanying unaudited condensed consolidated financial statements of the Company. Transactions between VIE and VIE’s subsidiaries are eliminated in the financial information presented below:
	As of June 30,	As of December 31,
	2024	2023
Assets
Current assets:
Cash and cash equivalents	$863,198	$694,439
Restricted cash	-	39,983
Accounts receivable	6,411,049	6,013,536
Notes receivable	1,882,903	236,654
Inventories, net	2,318,144	2,349,705
Due from parent company	944,282	966,533
Due from a related party	-	342,053
Prepaid expense and other current assets	449,562	1,059,275
Total current assets	12,869,138	11,702,178
Non-current assets
Property, plant and equipment, net	10,771,835	10,752,745
Prepayment for purchase of Yingxuan Assets	5,362,676	5,207,346
Intangible assets, net	4,502,141	4,659,569
Finance lease right-of-use assets, net	57,786	681,845
Deferred tax assets	7,516	10,273
Total Assets	$33,571,092	$33,013,956

Liabilities
Current liabilities
Short-term loans	$6,613,276	$5,726,841
Accounts payable	1,279,391	1,379,161
Due to related parties	29,994	-
Income tax payable	16,358	33,778
Finance lease obligation, current	1,141	45,300
Accrued expenses and other payables	381,796	477,987
Total current liabilities	8,321,956	7,663,067
Long-term loans	3,677,777	3,338,075
Long-term loans - related party	7,932,645	8,122,384
Total Liabilities	$19,932,378	$19,123,526

Net Assets	$13,638,714	$13,890,430

Schedule of Consolidated Operating Information of the VIE and VIE’s Subsidiaries
	2024	2023
Revenue for the six months ended June 30,
Revenues, net	$6,962,241	$8,915,111
Gross profit	$2,302,472	$3,045,801
Income from operations	$358,516	$806,809
Net income	$68,547	$791,900